Funding Debts	12 Months Ended
Dec. 31, 2021
Funding Debts
Debt Instrument [Line Items]
Funding Debts

10. FUNDING DEBTS

The following table summarizes the Group’s outstanding funding debts as of December 31, 2020 and 2021, respectively:

	As of December 31,
	2020	2021
	(RMB in thousands)
Short-term:
Liabilities to funding partners	4,685,935	3,101,381
Total short-term funding debts	4,685,935	3,101,381
Long-term:
Liabilities to funding partners	825,814	696,852
Total long-term funding debts	825,814	696,852

For the years ended December 31, 2020 and 2021, the following significant activities took place related to the Group’s funding partners:

Liabilities to Individual Investors on Juzi Licai with respect to on-balance sheet loans

The Group finances its on-balance sheet loans using the proceeds from Individual Investors on Juzi Licai by offering various investment programs. As of December 31, 2019, the terms of those programs were all within 24 months with weighted average interest rates of 7.7%. As of December 31, 2020 and 2021, Individual Investors on Juzi Licai funded an aggregate amount of nil in outstanding financing receivables originated by the Group.

Liabilities to funding partners

The Group finances its on-balance sheet loans using the proceeds from funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners.

Those liabilities to funding partners were bearing weighted average interest rates of 9.3% and 9.2% as of December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, funding partners funded an aggregate amount of RMB5,092.3 million and RMB3,539.9 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2020 and 2021, financing receivables amounting to RMB325.7 million and RMB1,193.0 million were pledged as collaterals to secure the underlying loans funded by funding partners, respectively.

Maturities of funding debts

The following table summarizes the contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2021.

	1 - 12 months	13 - 24 months	Total
	(RMB in thousands)
Liabilities to funding partners	3,101,381	696,852	3,798,233
Total funding debts	3,101,381	696,852	3,798,233
Interest payments(i)	247,104	48,012	295,116
Total interest payments	247,104	48,012	295,116

(i)
Interest payments for funding debts with variable interest rates are calculated using the interest rate as of December 31, 2021.